Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0000052136
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2024
Prospectus Date	rr_ProspectusDate	Apr. 01, 2023
(Loomis Sayles Global Growth Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
(Loomis Sayles Global Growth Fund) | MSCI All Country World Index (Net)
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(18.36%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.23%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	8.35%
(Loomis Sayles Global Growth Fund) | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(25.89%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.28%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	9.19%
(Loomis Sayles Global Growth Fund) | Class Y | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(27.17%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.78%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	7.77%
(Loomis Sayles Global Growth Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(14.42%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.21%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	7.35%
(Loomis Sayles Global Growth Fund) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(30.36%)
Past 5 Years	rr_AverageAnnualReturnYear05	3.77%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	7.95%
(Loomis Sayles Global Growth Fund) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(27.34%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.23%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	8.09%
(Loomis Sayles Global Growth Fund) | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(25.86%)
Past 5 Years	rr_AverageAnnualReturnYear05	5.33%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	8.20%
(Loomis Sayles Global Growth Fund) | Class N | MSCI All Country World Index (Net)
Prospectus [Line Items]	rr_ProspectusLineItems
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	7.23%
(Loomis Sayles Global Growth Fund) | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(27.96%)
Past 5 Years	rr_AverageAnnualReturnYear05	4.46%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	8.49%
(Vaughan Nelson Select Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
(Vaughan Nelson Select Fund) | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Past 5 Years	rr_AverageAnnualReturnYear05	9.42%
Past 10 Years	rr_AverageAnnualReturnYear10	12.56%
(Vaughan Nelson Select Fund) | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(16.65%)
Past 5 Years	rr_AverageAnnualReturnYear05	10.97%
Past 10 Years	rr_AverageAnnualReturnYear10	13.78%
(Vaughan Nelson Select Fund) | Class Y | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(16.88%)
Past 5 Years	rr_AverageAnnualReturnYear05	7.66%
Past 10 Years	rr_AverageAnnualReturnYear10	11.21%
(Vaughan Nelson Select Fund) | Class Y | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(9.69%)
Past 5 Years	rr_AverageAnnualReturnYear05	8.10%
Past 10 Years	rr_AverageAnnualReturnYear10	10.78%
(Vaughan Nelson Select Fund) | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(21.65%)
Past 5 Years	rr_AverageAnnualReturnYear05	9.39%
Past 10 Years	rr_AverageAnnualReturnYear10	12.83%
(Vaughan Nelson Select Fund) | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(18.33%)
Past 5 Years	rr_AverageAnnualReturnYear05	9.86%
Past 10 Years	rr_AverageAnnualReturnYear10	12.82%
(Vaughan Nelson Select Fund) | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(16.68%)
Past 5 Years	rr_AverageAnnualReturnYear05	10.97%
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	12.30%
(Vaughan Nelson Select Fund) | Class N | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Life of Fund / Life of Class N	rr_AverageAnnualReturnSinceInception	10.75%
(Vaughan Nelson Select Fund) | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Past 1 Year	rr_AverageAnnualReturnYear01	(18.93%)
Past 5 Years	rr_AverageAnnualReturnYear05	10.13%
Past 10 Years	rr_AverageAnnualReturnYear10	13.21%